UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment (  ); Amendment Number: ______________

This Amendment (Check only one.):  (  ) is a restatement.
                                   (  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TIFF Advisory Services, Inc.
             ----------------------------

Address:     Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
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             West Conshohocken, PA 19428
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Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christian A. Szautner
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Title:   Chief Compliance Officer, TIFF Advisory Services, Inc.
         ------------------------------------------------------

Phone:   610-684-8017
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Signature, Place, and Date of Signing:

/s/ Christian Szautner      Philadelphia, PA               November 5, 2009
----------------------      ------------------             ----------------
(Signature)                 (City, State)                  (Date)

Report Type  (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-05508                   Aronson+Johnson+Ortiz LP

28-04441                   Westport Asset Management, Inc.

28-04097                   Shapiro Capital Management LLC

28-11450                   Mondrian Investment Partners Limited

28-03743                   Marathon Asset Management, LLP

28-04557                   Wellington Management Company, LLP

28-10835                   Brookfield Redding LLC

28-01399                   Southeastern Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                             --

Form 13F Information Table Entry Total:      9
                                             --

Form 13F Information Table Value Total (in thousands):        $17,152
                                                              -------
List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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     Item 1:             Item 2:          Item 3:     Item 4:      Item 5:            Item 6:         Item 7:         Item 8:
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                                                                               Investment Discretion  Managers      Voting Auth.
                                                       Market                  ---------------------  --------      ------------
                                                       Value                   (a)      (b)     (c)              (a)    (b)    (c)
                                                        (in       Shares or    Sole   Shared   Shared            Sole  Shared  None
Name Of Issuer        Title of Class      CUSIP      thousands)  Principal Amt.----   Defined  Other             ----  ------  ----
--------------        --------------      -----      ----------  --------------       -------  -----
------------------------------------------------------------------------------------------------------------------------------------
iSHARES TRUST         iBoxx $ High Yield  464288513      5,613       65,000 SH  X                               65,000
                      Corporate Bond
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC RIM MINING    Common Stock        694915208         11       35,000 SH  X                               35,000
CORP.                 IPath Dow Jones -                                                                                       14,600
                      AIG Commodity Index
------------------------------------------------------------------------------------------------------------------------------------
BARCLAYS BANK PLC     ETN                 06738C778        563       14,600 SH           X
                      Dow Jones US Real
------------------------------------------------------------------------------------------------------------------------------------
iSHARES TRUST         Estate Index        464287739        580       13,600 SH           X                                    13,600
                      S&P Global Energy
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iSHARES TRUST         Sector Index        464287341      1,145       33,575 SH           X                                    33,575
                      S&P Global
                      Materials Sector                                                                                        18,800
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iSHARES TRUST         Index               464288695      1,048       18,800 SH           X
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SPDR GOLD TRUST       Gold Shares         78463V107      1,097       11,100 SH           X                                    11,100
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iSHARES TRUST         MCSI EAFE Index     464287465      4,795       87,700 SH           X                                    87,700
                      MCSI Emerging
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iSHARES TRUST         Markets Index       464287234      2,300       59,100 SH           X                                    59,100